GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Creations Inc. (hereinafter: the “Company”) was established as a private company under the laws of the State of Delaware on May 13, 2019. The Company’s core business is providing investment services for Israeli mutual funds. It operates as a portfolio manager through its wholly-owned subsidiaries.

The Company has three wholly owned subsidiaries. Ocean Yetsira Ltd. (previously called Yestsira Holdings Ltd. (until April 28, 2021)) (hereinafter: “Ocean Yetsira”) which was established as a private Israeli corporation in December 2017, Yetsira Investment House Ltd. (hereinafter: “Yetsira”) which was established as a private Israeli corporation in November 2016 and Ocean Partners Y.O.D.M (hereinafter: “Ocean”) following its acquisition.

On January 29, 2018 Ocean Yetsira became the sole stockholder of Yetsira by means of a share exchange agreement (the “Yetsira Exchange”), under which the issued and outstanding shares of Yetsira were exchanged for shares of Ocean Yetsira on a one-to-one basis.

On July 3, 2019 the Company entered into a share exchange agreement (the “Holdings Exchange”) pursuant to which all of the outstanding shares of Ocean Yetsira were exchanged for shares of the Company at a rate of 1:809 (the “Exchange Ratio”), with Ocean Yetsira stockholders each receiving the same proportional ownership in the Company as they had held in Ocean Yetsira immediately prior to the agreement. On the execution of the agreement and exchange of shares, Ocean Yetsira became a wholly owned subsidiary of the Company.

B.	On August 19, 2020, Ocean Yetsira entered into share purchase agreement with certain shareholders of Ocean, an Israeli corporation that provides mutual funds investment management services for several mutual funds, under which upon consummation of certain conditions Ocean Yetsira would purchase 7.5% of the outstanding and issued shares of Ocean for total cash consideration of NIS 300 (approximately $87) (the “Cash Consideration”).

On September 7, 2020, Ocean Yetsira entered into a share exchange agreement (the “Share Exchange Agreement”) by and among Ocean Yetsira, Ocean, and certain shareholders of Ocean (“Ocean Shareholders”), under which upon the consummation of certain conditions, Ocean Yetsira would purchase the remaining 92.5% of the shares of Ocean for a total equity consideration which represents 35.4% of the issued share capital of the Company on a fully diluted basis as of the Closing Date (as defined below) (the “Equity Consideration”), which comprised of the following:

1.	1,254,498 shares of common stock of the Company.

2.	1,254,498 warrants to purchase the same number of shares of common stock of the Company (the “Warrants”). The Warrants are convertible into shares of Common Stock over a period of three-years at an exercise price of $1.00 per share, with the price per share subject to standard anti-dilution adjustments.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 1 - GENERAL (CONT.)

Ocean Yetsira consummated the aforesaid acquisition at September 28, 2020 (the “Closing Date”). The financial position and results of operation relating to periods following the Closing Date include the financial position and results of operations of Ocean.

C.	On August 31, 2020, the Company’s registration statement on Form S-1 was declared effective by the U.S. Securities and Exchange Commission. As at the date of filing this report, the Company’s shares have not begun to be quoted on the OTCQB.

D.	The figures in the financial statements are stated in U.S. Dollars in thousands unless otherwise mentioned.

NOTE 1 - GENERAL

A.	Creations Inc. (hereinafter: the “Company”) was established as a private company under the laws of the State of Delaware on May 13, 2019. The Company’s core business is providing investment services for mutual funds and portfolio management services for individuals and institutions. It operates as a portfolio manager through its wholly owned subsidiaries.

The Company has three wholly owned subsidiaries. Ocean Yetsira Ltd. (previously called Yestsira Holdings Ltd. (until April 28, 2021)) (hereinafter: “Ocean Yetsira”) which was established as a private Israeli corporation in December 2017, Yetsira Investment House Ltd. (hereinafter: “Yetsira”) which was established as a private Israeli corporation in November 2016 and Ocean Partners Y.O.D.M (hereinafter: “Ocean”) following its acquisition (See note 1B).

On January 29, 2018 Ocean Yetsira became the sole stockholder of Yetsira by means of a share exchange agreement (the “Yetsira Exchange”), under which the issued and outstanding shares of Yetsira were exchanged for shares of Ocean Yetsira on a one-to-one basis.

On July 3, 2019 the Company entered into a share exchange agreement (the “Holdings Exchange”) pursuant to which all of the outstanding shares of Ocean Yetsira were exchanged for shares of the Company at a rate of 1:809 (the “Exchange Ratio”), with Ocean Yetsira stockholders each receiving the same proportional ownership in the Company as they had held in Ocean Yetsira immediately prior to the agreement. On the execution of the agreement and exchange of shares, Ocean Yetsira became a wholly owned subsidiary of the Company.

B.	On August 19, 2020, Ocean Yetsira entered into share purchase agreement with certain shareholders of Ocean, an Israeli corporation that provides mutual funds investment management services for several mutual funds, under which upon consummation of certain conditions Ocean Yetsira would purchase 7.5% of the outstanding and issued shares of Ocean for total cash consideration of NIS 300 (approximately $87) (the “Cash Consideration”).

On September 7, 2020, Ocean Yetsira entered into a share exchange agreement (the “Share Exchange Agreement”) by and among Ocean Yetsira, Ocean, and certain shareholders of Ocean (“Ocean Shareholders”), under which upon the consummation of certain conditions, Ocean Yetsira would purchase the remaining 92.5% of the shares of Ocean for a total equity consideration which represents 35.4% of the issued share capital of the Company on a fully diluted basis as of the Closing Date (as defined below) (the “Equity Consideration”), which comprised of the following:

1.	1,254,498 shares of common stock of the Company.

2.	1,254,498 warrants to purchase the same number of shares of common stock of the Company (the “Warrants”). The Warrants are convertible into shares of Common Stock over a period of three-years at an exercise price of $1.00 per share, with the price per share subject to standard anti-dilution adjustments.

Ocean Yetsira consummated the aforesaid acquisition at September 28, 2020 (the “Closing Date”). The financial position and results of operation relating to periods following the Closing Date include the financial position and results of operations of Ocean.

C.	Beginning in early 2020, there has been an outbreak of coronavirus (COVID-19), initially in China and which has spread to other jurisdictions, including locations in which the Company operates. The full extent of the outbreak, related business and travel restrictions and changes to behavior intended to reduce its spread are uncertain as of the signing date of these financial statements as this continues to evolve globally although many countries around the world started actively vaccinating population which gradually reduces infection and mortality by the pandemic.

As a result, similarly to other companies in the capital market industry, the Company’s assets under management (AUM) declined in the beginning of the outbreak. In the second half of 2020 and in 2021, the results were significantly improving due to governments and central banks actions to support the economies and due to superior investments results in our products which resulted in accelerated growth in AUM. The Company’s management continues to follow the publications and guidelines on the matter. Nevertheless, future outcomes of the pandemic are uncertain and could be different than the Company’s estimations.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 1 - GENERAL (CONT.)

D.	On August 31, 2020, the Company’s registration statement on Form S-1 was declared effective by the U.S. Securities and Exchange Commission. As at the date of filing this report, the Company’s shares have not begun to be quoted on the OTCQB.

E.	The figures in the financial statements are stated in U.S. Dollars in thousands unless otherwise mentioned.